Business Combinations - Summary of Revenue and Profit Effected During the Year had Been at Beginning of the Year (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]
Disclosure of detailed information about business combination [line items]
Revenue	$ 32,723	$ 29,206		$ 25,888
2022 acquisitions
Disclosure of detailed information about business combination [line items]
Revenue	1,730
Profit before tax for the financial year	51
CRH Group excluding 2022 acquisitions
Disclosure of detailed information about business combination [line items]
Revenue	31,962
Profit before tax for the financial year	3,477
Consolidated Group including acquisitions
Disclosure of detailed information about business combination [line items]
Revenue	33,692
Profit before tax for the financial year	$ 3,528

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.